Consolidated Balance Sheets - USD ($) $ in Millions	Jul. 31, 2025	Jul. 31, 2024
Current assets:
Cash and cash equivalents	$ 2,884	$ 3,609
Investments	1,668	465
Accounts receivable, net of allowance for doubtful accounts of $5 and $5	530	457
Notes receivable held for investment, net	1,403	779
Notes receivable held for sale	0	3
Income taxes receivable	50	78
Prepaid expenses and other current assets	496	366
Current assets before funds receivable and amounts held for customers	7,031	5,757
Funds receivable and amounts held for customers	7,076	3,921
Total current assets	14,107	9,678
Long-term investments	94	131
Property and equipment, net	961	1,009
Operating lease right-of-use assets	541	411
Goodwill	13,980	13,844
Acquired intangible assets, net	5,302	5,820
Long-term deferred income tax assets	1,222	698
Other assets	751	541
Total assets	36,958	32,132
Current liabilities:
Short-term debt	0	499
Accounts payable	792	721
Accrued compensation and related liabilities	858	921
Deferred revenue	1,019	872
Other current liabilities	625	557
Current liabilities before funds payable and amounts due to customers	3,294	3,570
Funds payable and amounts due to customers	7,076	3,921
Total current liabilities	10,370	7,491
Long-term debt	5,973	5,539
Operating lease liabilities	597	458
Other long-term obligations	308	208
Total liabilities	17,248	13,696
Commitments and contingencies
Stockholders’ equity:
Preferred stock, $0.01 par value Authorized - 1,345 shares total; 145 shares designated Series A; 250 shares designated Series B Junior Participating Issued and outstanding - None	0	0
Common stock, $0.01 par value Authorized - 750,000 shares Outstanding - 279,129 shares at July 31, 2025 and 280,268 shares at July 31, 2024	3	3
Additional paid-in capital	21,632	20,248
Treasury stock, at cost	(21,543)	(18,750)
Accumulated other comprehensive loss	(50)	(54)
Retained earnings	19,668	16,989
Total stockholders’ equity	19,710	18,436
Total liabilities and stockholders’ equity	$ 36,958	$ 32,132